OTHER LONG-TERM LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Retirement Indemnity Plans, France
Accumulated Benefit Obligation	€ 824	€ 805
Accumulated other comprehensive income (loss)	152
Defined Benefit Retirement Indemnity Plans, Japan
Accumulated Benefit Obligation	1,011	€ 1,030
Accumulated other comprehensive income (loss)	€ 106